Document And Entity Information	6 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	TOP FINANCIAL GROUP LIMITED
Document Type	6-K
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0001848275
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-41407